Item 1. Schedule of Investments:

-----------------------------------------

Putnam New Value Fund
The fund's portfolio
May 31, 2005 (Unaudited)
Common stocks (98.2%) (a)
Number of shares		Value
Aerospace and Defense (5.0%)
587,500	Boeing Co. (The) (S)	$37,541,250
833,200	Lockheed Martin Corp. (S)	54,066,348
		91,607,598
Airlines (1.2%)
1,503,600	Southwest Airlines Co.	21,877,380
Automotive (0.9%)
456,300	Lear Corp. (S)	17,202,510
Banking (8.1%)
1,202,000	Bank of America Corp.	55,676,640
572,000	Commerce Bancorp, Inc.	15,873,000
398,400	State Street Corp.	19,123,200
1,893,100	U.S. Bancorp	55,524,623
		146,197,463
Building Materials (2.6%)
1,160,200	Masco Corp.	37,149,604
157,800	Vulcan Materials Co.	9,456,954
		46,606,558
Chemicals (2.9%)
240,400	Avery Dennison Corp. (S)	12,608,980
440,200	Dow Chemical Co. (The)	19,936,658
936,000	Hercules, Inc. (NON) (S)	12,972,960
392,700	Huntsman Corp. (NON) (S)	7,559,475
		53,078,073
Computers (2.2%)
1,776,900	Hewlett-Packard Co.	39,998,019
Conglomerates (3.5%)
2,162,400	Tyco International, Ltd.	62,558,232
Consumer Finance (3.0%)
183,700	Capital One Financial Corp. (S)	13,850,980
543,700	Countrywide Financial Corp. (S)	20,209,329
1,105,600	Providian Financial Corp. (NON) (S)	19,701,792
		53,762,101
Consumer Services (1.0%)
2,448,400	Service Corporation International	18,558,872
Containers (0.7%)
507,500	Owens-Illinois, Inc. (NON)	13,047,825
Electric Utilities (4.1%)
302,800	Great Plains Energy, Inc. (S)	9,538,200
1,253,200	PG&E Corp. (S)	44,826,964
1,651,600	Sierra Pacific Resources (NON) (S)	19,736,620
		74,101,784
Electronics (3.0%)
1,327,300	Intel Corp.	35,744,189
1,102,700	Motorola, Inc.	19,153,899
		54,898,088
Financial (7.0%)
1,649,400	Citigroup, Inc. (SEG)	77,703,234
337,700	Fannie Mae (S)	20,005,348
440,700	Freddie Mac	28,663,128
		126,371,710
Food (0.9%)
335,000	General Mills, Inc.	16,582,500
Forest Products and Packaging (1.3%)
971,400	Smurfit-Stone Container Corp. (NON) (S)	10,559,118
201,400	Weyerhaeuser Co.	12,919,810
		23,478,928
Gaming & Lottery (0.9%)
555,600	GTECH Holdings Corp.	15,690,144
Health Care Services (4.6%)
299,200	AmerisourceBergen Corp.	19,319,344
332,200	Cardinal Health, Inc.	19,244,346
243,200	CIGNA Corp.	23,651,200
396,200	HCA, Inc. (S)	21,394,800
		83,609,690
Homebuilding (0.8%)
242,200	Lennar Corp.	14,050,022
Household Furniture and Appliances (0.5%)
141,000	Whirlpool Corp. (S)	9,700,800
Insurance (8.2%)
824,700	ACE, Ltd. (Bermuda)	35,643,534
450,500	Chubb Corp. (The)	37,945,615
492,200	Hartford Financial Services Group, Inc. (The) (S)	36,811,638
497,500	XL Capital, Ltd. Class A (Bermuda) (S)	37,451,800
		147,852,587
Investment Banking/Brokerage (0.9%)
302,000	Merrill Lynch & Co., Inc.	16,386,520
Leisure (1.0%)
416,000	Brunswick Corp.	17,904,640
Manufacturing (1.0%)
223,700	Ingersoll-Rand Co., Ltd. Class A (Bermuda)	17,316,617
Media (1.0%)
641,000	Walt Disney Co. (The)	17,589,040
Metals (1.8%)
1,189,700	Alcoa, Inc. (S)	32,240,870
Natural Gas Utilities (0.9%)
694,800	Southern Union Co. (NON) (S)	17,001,756
Oil & Gas (10.3%)
275,100	Amerada Hess Corp.	25,543,035
736,800	ChevronTexaco Corp.	39,625,104
260,800	ConocoPhillips	28,124,672
1,161,900	ExxonMobil Corp.	65,298,780
586,500	Marathon Oil Corp.	28,439,385
		187,030,976
Pharmaceuticals (4.0%)
1,035,200	King Pharmaceuticals, Inc. (NON) (S)	9,792,992
2,226,000	Pfizer, Inc.	62,105,400
		71,898,392
Photography/Imaging (1.6%)
2,137,900	Xerox Corp. (NON) (S)	29,011,303
Publishing (0.8%)
410,700	R. R. Donnelley & Sons Co. (S)	13,655,775
Railroads (1.4%)
814,700	Norfolk Southern Corp.	26,005,224
Restaurants (2.3%)
1,318,000	McDonald's Corp.	40,778,920
Retail (4.9%)
950,400	Home Depot, Inc. (The) (S)	37,398,240
423,800	Limited Brands, Inc.	8,717,566
544,900	Office Depot, Inc. (NON)	10,745,428
285,100	OfficeMax, Inc. (S)	8,652,785
2,636,500	Rite Aid Corp. (NON) (S)	10,440,540
402,900	Supervalu, Inc.	13,199,004
		89,153,563
Software (1.0%)
1,450,100	Oracle Corp. (NON) (S)	18,590,282
Tobacco (2.9%)
793,500	Altria Group, Inc.	53,275,590
	Total Common stocks (cost $1,490,846,124)	$1,778,670,352
Short-term investments (4.9%) (a)
Principal amount		Value
$66,869,518	Short-term investments held as collateral for loaned securities with yields ranging from 3.01% to 3.21% and due dates ranging from June 1, 2005 to June 27, 2005 (d)	$66,799,951
22,158,637	Putnam Prime Money Market Fund (e)	22,158,637
	Total Short-term investments (cost $88,958,588)	$88,958,588
	Total Investments (cost $1,579,804,712) (b)	$1,867,628,940

(a)	Percentages indicated are based on net assets of $1,811,828,828.

(b)

The aggregate identified cost on a tax basis is $1,599,895,545, resulting in gross unrealized appreciation and depreciation of $301,114,742 and $33,381,347, respectively, or net unrealized appreciation of $267,733,395.

(NON)	Non-income-producing security.

(S)	Securities on loan, in part or in entirety, at May 31, 2005.

(d)

The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income.  The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned.  The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day.  The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral.  Income from securities lending is included in investment income on the statement of operations.  At May 31, 2005, the value of securities loaned amounted to $64,824,088.  The fund received cash collateral of $66,799,951 which is pooled with collateral of other Putnam funds into 21 issuers of high-grade, short-term investments.

(e)

Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC.  Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund.  Income distributions earned by the fund totaled $467,247 for the period ended May 31, 2005.  During the period ended May 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $397,687,977 and $398,846,895, respectively.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange.  Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets.  The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned,

thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):

/s/ Michael T. Healy

--------------------------

Michael T. Healy

Principal Accounting Officer

Date: July 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of  1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter

---------------------------

Charles E. Porter

Principal Executive Officer

Date: July 28, 2005

By (Signature and Title):

/s/ Steven D. Krichmar

---------------------------

Steven D. Krichmar

Principal Financial Officer

Date: July 28, 2005

Item 1. Schedule of Investments:

--------------------------------

Putnam International Capital Opportunities Fund
The fund's portfolio
May 31, 2005 (Unaudited)
Common stocks (99.6%) (a)
Number of shares		Value
Australia (2.8%)
27,523	Adelaide Bank, Ltd.	$227,281
28,816	Ansell, Ltd.	200,845
2,985,185	BlueScope Steel, Ltd.	18,318,767
893,012	Caltex Australia, Ltd.	10,215,843
87,648	Colorado Group, Ltd.	293,497
217,912	Just Group, Ltd.	306,242
577,210	QBE Insurance Group, Ltd.	6,415,107
		35,977,582
Austria (1.0%)
146,641	Andritz AG	12,816,032
Belgium (1.2%)
97,438	Colruyt SA	14,170,981
2,716	Mobistar SA	217,956
6,359	Umicore NV/SA	502,060
		14,890,997
Bermuda (0.5%)
195,100	Endurance Specialty Holdings, Ltd.	7,111,395
Brazil (--%)
19,500	Gerdau SA (Preference)	198,040
Canada (7.5%)
17,893	Agrium, Inc.	333,915
15,081	Angiotech Pharmaceuticals, Inc. (NON)	191,354
18,783	ATI Technologies, Inc. (NON)	281,767
1,920,300	AUR Resources, Inc.	10,551,772
98,000	Baytex Energy Trust	1,040,258
21,400	CI Fund Management, Inc.	295,255
8,109	Cognos, Inc. (NON)	304,920
568,206	Dofasco, Inc.	15,452,448
13,700	Ensign Resource Svc. Group, Inc.	312,809
8,701	Extendicare, Inc. Class A	124,766
15,800	Hudson's Bay, Co.	168,219
39,808	Industrial Alliance Insurance and Financial Services, Inc.	885,751
441,070	Inmet Mining Corp. (NON)	5,448,739
97,200	Kingsway Financial Services, Inc.	1,585,246
280,336	Methanex Corp.	5,148,846
11,100	Metro, Inc. Class A	238,572
6,600	Nexen, Inc.	171,593
1,451,200	Norbord, Inc.	13,286,367
233,100	PetroKazakhstan Inc. Class A (Toronto Exchange)	6,601,309
186,300	PetroKazakhstan, Inc. Class A	5,197,770
48,935	Royal Group Technologies, Ltd. (Toronto Exchange) (NON)	527,635
7,800	Royal Group Technologies, Ltd. (NON)	84,318
84,500	SNC-Lavalin Group, Inc.	4,593,285
8,360	Teck Corp.	272,022
582,890	Transat A.T., Inc. Class A (NON)	11,272,895
274,900	Transat A.T., Inc. Class B (NON)	5,369,089
16,800	Trican Well Service Ltd. (NON)	365,101
122,700	West Fraser Timber Co., Ltd.	4,537,522
		94,643,543
China (0.1%)
6,697,000	United Food Holdings, Ltd.	987,104
Czech Republic (--%)
1,939	Komercni Banka AS	238,934
Denmark (0.6%)
73,632	GN Store Nord	849,125
180,601	Jyske Bank A/S (NON)	6,922,334
		7,771,459
Finland (0.5%)
5,599	Orion-Yhtymae OYJ Class B	109,494
475,500	Rautaruukki OYJ	6,739,360
		6,848,854
France (3.4%)
15,119	Autoroutes du Sud de la France (ASF)	782,475
5,410	Beneteau SA	419,453
2,177	Ciments Francais Class A	199,564
219,238	CNP Assurances	14,751,582
1,446	Eiffage SA	115,683
185,934	Generale De Sante	4,251,342
106,942	Imerys SA	7,730,391
7,178	Neopost SA	642,935
192,962	Nexity	7,766,327
32,580	Nexity 144A (NON)	1,311,279
23,105	Publicis Group SA	679,761
8,495	Societe BIC SA	457,798
29,117	Sodexho Alliance SA	937,520
68,523	Valeo SA	2,878,041
		42,924,151
Germany (8.0%)
129,621	Adidas-Salomon AG (S)	21,668,074
3,373	AMB Generali Holding AG	273,720
336,373	Continental AG	23,941,244
17,358	Deutsche Boerse AG	1,283,668
2,850	Fresenius AG (Preference)	314,036
224,103	Hannover Rueckversicherungs AG	8,590,838
22,648	Hypo Real Estate Holding	896,157
703,641	Mobilcom AG (S)	15,497,879
74,009	Puma AG Rudolf Dassier Sport	18,822,531
200,120	Rheinmetall AG (Preference)	10,191,561
		101,479,708
Guernsey (0.5%)
219,702	Amdocs, Ltd. (NON)	5,986,880
Hong Kong (3.7%)
25,500	ASM Pacific Technology	112,437
32,530,000	CNPC Hong Kong, Ltd.	4,767,219
1,231,100	Dah Sing Financial Group	7,992,101
18,532,000	First Pacific Co., Ltd. (NON)	6,372,683
51,000	Jinhui Shipping & Transportation, Ltd.	191,062
1,870,660	Orient Overseas International, Ltd.	8,104,029
5,164,000	Oriental Press Group	1,643,000
2,442,000	SmarTone Telecommunications Holdings, Ltd.	2,715,426
1,047,288	Tommy Hilfiger Corp. (NON)	11,666,788
137,000	VTech Holdings, Ltd.	201,652
2,638,000	Wheelock and Co., Ltd.	3,815,079
		47,581,476
India (1.1%)
959,394	Canara Bank	4,378,936
1,263,738	Mahanagar Telephone Nigam	3,494,646
664,084	Tata Iron & Steel Co., Ltd.	5,511,502
		13,385,084
Ireland (1.3%)
31,356	DCC PLC	623,265
1,008,472	Depfa Bank PLC	16,198,225
15,309	Paddy Power PLC	264,229
		17,085,719
Italy (3.8%)
124,076	Compagnia Assicuratrice Unipol SpA (Preference)	384,109
2,163,000	Compagnie Industriali Riunite (CIR) SpA	6,008,490
575,000	ERG Spa	8,951,776
392,420	Esprinet SpA	2,524,150
3,922	Fondiaria-Sai SpA	78,926
67,250	Impregilo SpA	539,675
1,097,620	Italcementi SpA (S)	17,006,777
1,518,000	Milano Assicurazioni SpA	8,672,503
5,785,367	Parmalat Finanziaria SpA (F)(NON)(S)	714
18,933	Recordati SpA	129,729
134,500	Sai-Soc Assicuratrice Industriale SpA (SAI) (S)	3,518,678
		47,815,527
Japan (25.9%)
15,000	Aica Kogyo Co., Ltd.	173,441
1,000	Aichi Bank, Ltd. (The)	95,119
59,000	Amano Corp.	618,690
1,483,000	Asics Corp. (S)	6,647,077
34,000	Bank of Fukuoka, Ltd. (The)	209,818
2,046,000	Brother Industries, Ltd.	18,948,664
211,000	Canon Sales Co., Inc.	3,777,088
19,000	Casio Computer Co., Ltd.	268,179
109,100	Citizen Electronics Co., Ltd. (S)	5,426,652
502,000	Citizen Watch Co., Ltd. (S)	4,434,892
472,500	Daiichi Pharmaceutical Co., Ltd.	10,698,775
27,500	Daiichikosho Co., Ltd.	578,021
45,000	Daishi Bank, Ltd. (The)	189,588
493,000	Glory, Ltd.	8,404,241
900	Hirose Electric Co., Ltd.	96,381
438,000	Hisamitsu Pharmaceutical Co., Inc.	11,055,679
32,600	Hosiden, Corp.	339,432
121,000	Ichiyoshi Securities Co., Ltd.	1,103,777
6,200	ITO EN, Ltd.	297,457
7,000	Japan Cash Machine Co., Ltd.	157,201
60,000	Joyo Bank, Ltd. (The)	307,906
19,000	Kaken Pharmaceutical Co., Ltd.	125,538
1,484,000	Kaneka Corp.	15,602,932
2,314,000	Kansai Paint Co., Ltd.	14,537,658
674,000	Keihin Corp.	10,876,819
58,000	Keiyo Bank, Ltd. (The)	280,419
8,000	Kirin Beverage Corp.	199,332
16,000	Kyowa Exeo Corp.	132,442
1,071,000	Makita Corp.	21,070,156
19,700	Mandom Corp.	502,738
21,500	NEC Electronics Corp. 144A	1,037,491
1,630,000	NGK Spark Plug Co., Ltd.	18,544,729
95,000	Nifco, Inc. (S)	1,503,109
7,000	Nihon Kohden Corp.	101,336
32,000	Nippon Shinyaku Co., Ltd.	258,946
10,000	Oita Bank, Ltd. (The) (Private)	65,330
25	Okinawa Cellular Telephone Co.	96,047
257,300	Ono Pharmaceutical Co., Ltd.	11,914,690
1,172,000	Onward Kashiyama Co., Ltd.	14,399,852
3,400	Paramount Bed Co., Ltd.	81,088
202,700	Ricoh Leasing Co., Ltd.	4,806,037
700,000	Riken Corp.	3,468,820
8,000	Rohoto Pharmaceutical Company, Ltd.	99,480
267,600	Ryohin Keikaku Co., Ltd.	12,267,483
278,200	Sankyo Co., Ltd.	12,237,082
613,000	Santen Pharmaceutical Co., Ltd.	13,936,990
77,700	Sanyo Shinpan Finance Co., Ltd.	5,443,903
7,000	Seikagaku Corp.	79,055
450,900	Shimano, Inc.	13,222,383
48,500	SMBC Friend Securities Co., Ltd.	252,942
65,000	Sumitomo Heavy Industries, Ltd.	324,517
1,765,000	Tanabe Seiyaku Co., Ltd.	18,426,364
79,000	Toho Gas Co., Ltd.	307,173
55,000	Tokai Rika Co., Ltd.	878,387
103,000	Toshiba Machine Co., Ltd.	568,718
1,043,000	Toshiba TEC Corp.	4,665,238
73,600	Uni-Charm Corp.	3,018,857
750,000	Uniden	11,386,414
1,190,400	Yamaha Motor Co., Ltd.	21,960,980
10,000	Yamanashi Chuo Bank, Ltd. (The)	60,690
1,112,000	Yamato Kogyo Co., Ltd.	12,909,354
640,000	Yodogawa Steel Works, Ltd.	3,420,935
		328,900,532
Netherlands (1.3%)
27,286	Axalto Holding N.V. (NON)	795,020
17,335	DSM NV	1,165,328
2,228	Koninklijke BAM Groep NV	140,973
6,424	Ranstad Holdings NV	230,477
13,812	Royal Numico NV (NON)	552,665
328,092	Stork NV	13,079,464
		15,963,927
Norway (0.4%)
153,450	ProSafe ASA	4,646,879
56,291	Tandberg ASA	606,291
		5,253,170
Singapore (0.6%)
295,000	Accord Customer Care Solutions, Ltd. (NON)	21,297
171,000	Keppel Land, Ltd.	234,557
162,000	Marco Polo Developments, Ltd.	266,069
5,791,110	MobileOne Asia, Ltd.	7,142,206
425,820	SembCorp Industries, Ltd.	581,525
		8,245,654
South Korea (5.5%)
11,880	Binggrae Co., Ltd.	473,196
31,590	Daegu Bank	247,580
4,350	Hana Bank	110,908
9,550	Hanjin Shipping	256,277
8,560	Hyundai Heavy Industries	454,325
944,570	INI Steel Co.	14,009,248
840,290	Kia Motors Corp.	12,045,824
12,600	KT&G Corp.	451,250
469,010	LG Engineering & Construction, Ltd.	14,610,034
8,970	LG Petrochemical Co., Ltd.	218,911
360	Lotte Chilsung Beverage Co.	336,786
1,110	Nong Shim Co., Ltd.	335,313
1,976,620	Samsung Heavy Industries Co., Ltd.	16,628,708
61,850	Samsung SDI Co., Ltd.	5,915,020
57,760	Sindo Ricoh Co., Ltd.	3,249,000
4,120	Sungshin Cement Co., Ltd.	81,337
95,310	Tong Yang Investment Bank (NON)	377,269
		69,800,986
Spain (2.3%)
307,422	Fomento de Construcciones y Contratas SA	16,995,945
20,611	Gestevision Telecinco SA	479,409
108,887	Iberia Lineas Aereas de Espana SA	345,490
613,224	Indra Sistemas SA Class A	11,242,732
		29,063,576
Sweden (3.8%)
448,223	Billerud AB	5,419,318
16,790	Elekta AB Class B (NON)	637,360
35,593	Eniro AB	407,504
11,237	JM AB	387,854
1,336,460	Skanska AB Class B	16,835,742
1,676,936	SKF AB Class B	17,330,272
48,852	Swedish Match AB	562,606
667,716	Tele2 AB Class B	6,426,938
222,572	Tele2 AB Class B (F)(NON)	300,675
		48,308,269
Switzerland (3.9%)
426,556	Baloise Holding, Ltd.	22,343,899
3,822	Barry Callebaut AG	1,016,375
58,710	Charles Voegele Holding AG	3,679,103
15,495	George Fischer AG (NON)	4,606,050
15,280	Logitech International (NON)	910,269
172,710	Micronas Semiconductor Holding AG (NON)	6,486,858
162,786	Saurer AG (NON)	9,298,694
1,756	Schindler Holding AG	632,736
		48,973,984
Taiwan (2.6%)
20,881,000	Hsinchu International Bank (NON)	12,338,257
515,000	Phoenixtec Power Co., Ltd. (NON)	516,497
390,000	TA Chong Bank Co., Ltd. (NON)	117,589
5,076,000	WAN HAI Lines, Ltd. (NON)	4,815,139
16,880,000	Yang Ming Marine Transport	14,907,279
		32,694,761
United Kingdom (17.3%)
381,607	Aegis Group PLC	678,017
201,144	Alexon Group PLC	1,055,649
646,438	Alliance & Leicester PLC	10,089,604
13,187	Antofagasta PLC	277,795
858,814	Berkely Group Holdings PLC	12,903,563
47,941	Body Shop International PLC	192,417
332,305	Britannic Group PLC	3,088,353
2,234,304	Carillion PLC	10,036,425
103,269	Collins Stewart Tullett PLC	794,150
708,701	Countrywide PLC	3,454,671
45,444	Daily Mail and General Trust Class A	557,329
1,413,346	Dairy Crest Group PLC	12,298,205
397,687	Dana Petroleum PLC (NON)	3,724,984
1,152,840	Davis Service Group PLC	9,296,130
489,374	Domino Printing Sciences	2,149,205
184,442	Firstgroup PLC	1,067,145
2,001,836	French Connection Group PLC	10,113,930
33,702	Go-Ahead Group PLC	829,105
1,169,721	Hiscox PLC	3,575,730
3,802,963	HMV Group PLC	15,783,393
94,178	Holidaybreak PLC	1,093,223
1,209,133	IMI PLC	9,083,529
172,412	London Stock Exchange PLC	1,508,095
22,615	Lonmin PLC	422,828
551,371	Man Group PLC	13,242,781
1,230,690	McBride PLC	3,397,670
7,417	Next PLC	194,630
1,490,351	Northern Rock PLC	20,029,516
3,317,532	Paladin Resources PLC	11,244,702
643,372	Pendragon PLC	3,470,354
104,200	Peninsular and Oriental Steam Navigation Co.	589,114
68,761	Rentokil Initial PLC	185,135
323,971	Savills PLC	4,014,532
1,434,916	Shire Pharmaceuticals PLC	15,270,709
1,649,979	Topps Tiles PLC	5,720,355
3,554,591	Tullow Oil PLC	10,817,477
137,119	Virgin Mobile Holdings (UK) PLC	576,580
1,639,141	William Hill PLC	14,770,749
474,326	Wincanton PLC	2,191,163
		219,788,942
	Total Common stocks (cost $1,018,706,226)	$1,264,736,286
Short-term investments (5.2%) (a)
Principal amount		Value
$12,790,982	Putnam Prime Money Market (e)	$12,790,982
52,110,756	Short-term investments held as collateral for loaned securities with a yield of 2.91% and a due date of June 1, 2005 (d)	52,106,553
850,000	U.S. Treasury Bills zero %, June 30, 2005 (SEG)	848,221
	Total Short-term investments (cost $65,745,756)	$65,745,756
	Total Investments (cost $1,084,451,982) (b)	$1,330,482,042

Putnam International Capital Opportunities Fund
Forward currency contracts to buy at May 31, 2005 (Unaudited)
(aggregate face value $362,208,473)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$95,730,268	$96,839,867	7/20/05	$(1,109,599)
British Pound	84,277,601	87,455,264	6/15/05	(3,177,663)
Canadian Dollar	9,638,800	9,597,210	7/20/05	41,590
Danish Krone	2,945,501	3,136,096	6/15/05	(190,595)
Euro	97,925,717	103,617,983	6/15/05	(5,692,266)
Japanese Yen	3,193,638	3,179,913	8/17/05	13,725
Norwegian Krone	18,332,018	18,852,369	6/15/05	(520,351)
Swiss Franc	38,146,162	39,529,771	6/15/05	(1,383,609)

				$(12,018,768)

Putnam International Capital Opportunities Fund
Forward currency contracts to sell at May 31, 2005 (Unaudited)
(aggregate face value $356,579,542)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$9,627,122	$9,685,413	7/20/05	$58,291
British Pound	24,666,544	25,131,698	6/15/05	465,154
Canadian Dollar	27,224,710	27,727,975	7/20/05	503,265
Euro	40,514,780	41,909,393	6/15/05	1,394,613
Hong Kong Dollar	44,007,705	44,008,741	8/17/05	1,036
Japanese Yen	148,477,246	151,267,720	8/17/05	2,790,474
Norwegian Krone	12,996,924	13,230,500	6/15/05	233,576
Swedish Krona	31,996,671	34,383,633	6/15/05	2,386,962
Swiss Franc	9,031,240	9,234,469	6/15/05	203,229

				$8,036,600

Putnam International Capital Opportunities Fund
Futures contracts outstanding at May 31, 2005 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

SPI 200 Index (Long)	26	$2,026,883	Jun-05	$50,413
Toyko Price Index (Long)	34	3,601,615	Jun-05	38,435

				$88,848

NOTES
(a)	Percentages indicated are based on net assets of $1,269,755,877.

(b)

The aggregate identified cost on a tax basis is $1,084,787,791, resulting in gross unrealized appreciation and depreciation of $289,775,859 and $44,081,908, respectively, or net unrealized appreciation of $245,694,251.

(NON)	Non-income-producing security.

(S)	Securities on loan, in part or in entirety, at May 31, 2005.

(SEG)	This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at May 31, 2005.

(d)

The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income.  The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned.  The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day.  The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral.  Income from securities lending is included in investment income on the statement of operations.  At May 31, 2005, the value of securities loaned amounted to $49,305,911.  The fund received cash collateral of $52,106,553 which is pooled with collateral of other Putnam funds into one issuer of high-grade, short-term investments.

(e)

Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC.  Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund.  Income distributions earned by the fund totaled $175,257 for the period ended May 31, 2005.  During the period ended May 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $228,986,210 and $239,068,074, respectively.

(F)	Security is valued at fair value following procedures approved by the Trustees.

At May 31, 2005, liquid assets totaling 7,174,290 have been designated as collateral for open forward contracts and futures contracts.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange.  Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets.  The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date.  These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments).  The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates.  The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss.  When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities.  Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase.  The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses on purchased options are included in realized gains and losses on investment securities.  If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds.  If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.  The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract.  Such receipts or payments are known as “variation margin.”  Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by dealers.  Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned,

thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):

/s/ Michael T. Healy

 --------------------------

 Michael T. Healy

Principal Accounting Officer

Date: July 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of  1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter

 ---------------------------

Charles E. Porter

Principal Executive Officer

Date: July 28, 2005

By (Signature and Title):

/s/ Steven D. Krichmar

---------------------------

Steven D. Krichmar

Principal Financial Officer

Date: July 28, 2005

Item 1. Schedule of Investments:

----------------------------------------

Putnam Small Cap Value Fund
The fund's portfolio
May 31, 2005 (Unaudited)
Common stocks (99.8%) (a)
Number of shares		Value
Advertising and Marketing Services (0.3%)
68,700	Valassis Communications, Inc. (NON) (S)	$2,383,203
Aerospace and Defense (2.5%)
677,000	AAR Corp. (NON)	10,859,080
12,300	Curtiss-Wright Corp.	672,564
120,400	Heico Corp. (S)	2,540,440
27,940	Heico Corp. Class A	469,113
118,000	Herley Industries, Inc. (NON)	2,066,180
54,700	Innovative Solutions & Support, Inc. (NON)	1,894,808
78,500	Teledyne Technologies, Inc. (NON)	2,482,170
		20,984,355
Airlines (0.9%)
158,400	Airtran Holdings, Inc. (NON) (S)	1,545,984
327,300	SkyWest, Inc.	5,969,952
		7,515,936
Automotive (1.0%)
67,450	Aaron Rents, Inc.	1,525,045
217,600	American Axle & Manufacturing Holdings, Inc. (S)	4,504,320
71,400	CLARCOR, Inc.	2,005,626
		8,034,991
Banking (11.8%)
130,800	AMCORE Financial, Inc.	3,644,088
605,000	BankAtlantic Bancorp, Inc. Class A	10,732,700
442,465	Brookline Bancorp, Inc. (S)	6,725,468
289,300	Colonial Bancgroup, Inc.	6,448,497
233,800	Commercial Federal Corp.	5,847,338
69,100	East West Bancorp, Inc.	2,324,524
52,000	First Community Bancorp	2,297,360
126,697	First Niagara Financial Group, Inc.	1,649,595
338,100	Flagstar Bancorp, Inc.	6,680,856
189,400	Greater Bay Bancorp	4,759,622
95,900	Hudson United Bancorp	3,274,985
269,900	Irwin Financial Corp. (S)	5,665,201
625,900	Netbank, Inc.	5,201,229
149,900	NewAlliance Bancshares, Inc.	2,067,121
38,437	Oriental Financial Group (Purto Rico) (S)	539,271
158,500	PFF Bancorp, Inc.	4,602,840
166,440	Provident Bankshares Corp. (S)	5,266,162
455,900	Republic Bancorp, Inc.	6,293,700
55,200	Sovereign Bancorp, Inc.	1,232,064
266,600	Sterling Bancshares, Inc.	3,625,760
95,100	Webster Financial Corp.	4,460,190
57,720	Westcorp	2,795,957
38,600	Wintrust Financial Corp.	1,932,702
		98,067,230
Basic Materials (0.8%)
198,400	Ameron International Corp.	6,547,200
Broadcasting (0.5%)
449,200	Sinclair Broadcast Group, Inc. Class A	3,957,452
Building Materials (2.1%)
511,400	Apogee Enterprises, Inc.	7,154,486
317,600	Interface, Inc. Class A (NON)	2,429,640
364,100	Lennox International, Inc.	7,733,484
		17,317,610
Capital Goods (0.3%)
54,800	Bandag, Inc.	2,536,144
Chemicals (4.2%)
114,226	A. Schulman, Inc.	1,868,737
135,100	Airgas, Inc.	3,242,400
498,200	Crompton Corp. (S)	7,647,370
45,300	Great Lakes Chemical Corp.	1,535,670
1,324,200	Omnova Solutions, Inc. (NON)	5,376,252
1,060,100	PolyOne Corp. (NON)	7,123,872
148,100	RPM, Inc.	2,606,560
363,600	Tredegar Corp.	5,544,900
		34,945,761
Coal (0.7%)
212,860	Foundation Coal Holdings, Inc.	5,423,673
Commercial and Consumer Services (3.5%)
107,100	4Kids Entertainment, Inc. (NON) (S)	2,034,900
125,800	Banta Corp.	5,525,136
143,100	Brink's Co. (The)	4,466,151
79,100	Catalina Marketing Corp. (S)	1,898,400
149,200	ePlus, Inc. (NON)	1,850,229
228,600	MPS Group, Inc. (NON)	2,144,268
54,900	Paxar Corp. (NON)	967,338
144,574	RemedyTemp, Inc. Class A (NON)	1,402,368
260,700	TeleTech Holdings, Inc. (NON)	2,129,919
151,900	Walter Industries, Inc.	6,440,560
		28,859,269
Communications Equipment (1.7%)
248,600	Arris Group, Inc. (NON)	2,152,876
151,800	Belden CDT, Inc.	3,054,216
267,500	Inter-Tel, Inc.	5,491,775
190,800	Radyne Comstream Corp. (NON)	1,635,156
284,600	Redback Networks, Inc. (NON)	1,622,220
		13,956,243
Computers (0.5%)
91,300	Netgear, Inc. (NON) (S)	1,795,871
145,300	Xyratex Ltd. (Bermuda) (NON)	2,628,477
		4,424,348
Conglomerates (1.3%)
117,900	AMETEK, Inc.	4,507,317
232,300	Crane Co. (Australia)	6,102,521
		10,609,838
Consumer Finance (0.4%)
120,600	AmeriCredit Corp. (NON) (S)	2,999,322
Consumer Goods (2.6%)
200,100	American Greetings Corp. Class A (S)	5,198,598
201,700	Blyth Industries, Inc.	5,716,178
138,800	Elizabeth Arden, Inc. (NON)	2,917,576
21,300	Lancaster Colony Corp.	935,922
135,100	Prestige Brands Holdings, Inc. (NON)	2,296,700
114,400	Spectrum Brands, Inc. (NON)	4,229,368
		21,294,342
Consumer Services (0.4%)
566,500	Stewart Enterprises, Inc. Class A	3,353,680
Distributors (0.8%)
260,900	Hughes Supply, Inc.	6,783,400
Electric Utilities (1.3%)
515,000	Sierra Pacific Resources (NON) (S)	6,154,250
217,400	Westar Energy, Inc.	5,015,418
		11,169,668
Electrical Equipment (1.7%)
91,340	Lincoln Electric Holdings, Inc.	2,992,298
60,460	Rofin-Sinar Technologies, Inc. (NON)	1,952,858
72,600	Smith (A.O.) Corp.	2,276,736
97,800	Watsco, Inc.	4,321,782
98,600	WESCO International, Inc. (NON)	2,879,120
		14,422,794
Electronics (3.8%)
172,600	Agilysys, Inc.	2,654,588
314,900	Avnet, Inc. (NON)	6,587,708
37,600	Diodes, Inc. (NON)	1,250,200
481,200	General Cable Corp. (NON) (S)	6,741,612
104,000	Komag, Inc. (NON)	3,000,400
40,100	Methode Electronics, Inc. Class A	478,794
389,800	Monolithic System Technology, Inc. (NON)	2,171,186
141,900	Park Electrochemical Corp.	3,292,080
487,500	X-Rite, Inc.	5,391,750
		31,568,318
Energy (2.0%)
222,900	Global Industries, Ltd. (NON)	1,905,795
147,000	GulfMark Offshore, Inc. (NON)	3,683,820
17,800	Hydril Co. (NON)	923,998
74,100	National-Oilwell, Inc. (NON)	3,334,500
62,600	Pride International, Inc. (NON)	1,411,630
157,900	Tidewater, Inc.	5,463,340
		16,723,083
Engineering & Construction (0.3%)
60,900	EMCOR Group, Inc. (NON)	2,892,750
Financial (0.7%)
249,700	Advanta Corp. Class B	6,160,099
Food (2.1%)
122,500	Chiquita Brands International, Inc.	3,562,300
108,100	Flowers Foods, Inc.	3,529,465
102,700	Ralcorp Holdings, Inc.	3,916,978
168,800	Sanderson Farms, Inc.	6,397,520
		17,406,263
Forest Products and Packaging (0.1%)
36,600	Albany International Corp.	1,144,482
Health Care Services (2.9%)
74,200	AMERIGROUP Corp. (NON)	2,911,608
507,500	D&K Healthcare Resources, Inc.	4,141,200
1,414,000	Hooper Holmes, Inc.	5,656,000
26,200	Pediatrix Medical Group, Inc. (NON)	1,929,106
200,100	PSS World Medical, Inc. (NON)	2,349,174
34,700	Sierra Health Services, Inc. (NON)	2,292,629
90,500	Sunrise Assisted Living, Inc. (NON) (S)	4,719,575
		23,999,292
Homebuilding (2.7%)
329,700	Champion Enterprises, Inc. (NON) (S)	3,207,981
59,020	Comstock Homebuilding Cos., Inc. Class A (NON)	1,381,068
750,300	Fleetwood Enterprises, Inc. (NON) (S)	7,180,371
261,100	Levitt Corp. Class A	7,519,680
40,800	Meritage Homes Corp. (NON)	2,966,976
		22,256,076
Household Furniture and Appliances (0.2%)
99,000	Furniture Brands International, Inc. (S)	1,990,890
Insurance (9.8%)
598,900	American Equity Investment Life Holding Co. (S)	6,102,791
151,400	AmerUs Group Co. (S)	7,205,126
179,811	Bristol West Holdings, Inc.	3,110,730
474,729	Ceres Group, Inc. (NON)	2,720,197
96,800	FBL Financial Group, Inc. Class A	2,589,400
267,800	Fremont General Corp.	5,760,378
98,400	Hub International, Ltd. (Canada)	1,758,408
189,200	Infinity Property & Casualty Corp.	6,054,400
111,100	Landamerica Financial Group, Inc.	6,243,820
43,500	Navigators Group, Inc. (NON)	1,445,940
92,100	Philadelphia Consolidated Holding Corp. (NON)	7,595,487
433,600	Presidential Life Corp.	6,569,040
231,000	PXRE Group, Ltd. (Bermuda)	5,527,830
77,000	Stancorp Financial Group	5,763,450
132,800	State Auto Financial Corp.	3,585,600
133,600	Stewart Information Services	5,243,800
68,200	Zenith National Insurance Corp.	4,320,470
		81,596,867
Investment Banking/Brokerage (0.7%)
376,600	MCG Capital Corp.	6,025,600
Machinery (2.2%)
114,200	Gardner Denver, Inc. (NON)	4,379,570
999,800	Milacron, Inc. (NON) (S)	2,179,564
71,700	MSC Industrial Direct Co., Inc. Class A	2,232,021
219,500	Regal-Beloit Corp.	5,641,150
182,900	Stewart & Stevenson Services, Inc.	4,369,481
		18,801,786
Manufacturing (2.2%)
172,200	Acuity Brands, Inc.	4,227,510
132,700	Blount International, Inc. (NON)	2,343,482
89,700	Griffon Corp. (NON)	1,787,721
300,700	Kaman Corp.	4,651,829
128,100	York International Corp.	5,277,720
		18,288,262
Media (0.5%)
237,200	Journal Communications, Inc. Class A	3,973,100
Medical Technology (2.6%)
95,900	Conmed Corp. (NON)	3,005,506
168,800	Datascope Corp.	5,138,272
27,800	Dionex Corp. (NON) (S)	1,246,830
65,500	Edwards Lifesciences Corp. (NON)	2,994,005
157,800	Hanger Orthopedic Group, Inc. (NON)	804,780
119,700	Serologicals Corp. (NON)	2,572,353
138,000	Vital Signs, Inc.	5,819,460
		21,581,206
Metals (1.7%)
188,100	Earle M. Jorgensen Co. (NON)	1,570,635
102,650	Quanex Corp. (S)	5,326,509
34,900	Reliance Steel & Aluminum Co.	1,343,301
51,600	Steel Dynamics, Inc. (S)	1,387,524
48,400	Texas Industries, Inc.	2,227,368
49,700	United States Steel Corp.	1,976,569
		13,831,906
Oil & Gas (4.2%)
148,400	Energy Partners, Ltd. (NON)	3,390,940
124,100	Magnum Hunter Resources, Inc. (NON)	1,918,586
13,725	Premcor, Inc.	931,516
30,700	Quicksilver Resources, Inc. (NON) (S)	1,602,540
292,700	Range Resources Corp.	6,761,370
131,600	Remington Oil & Gas Corp. (NON)	4,079,600
204,200	St. Mary Land & Exploration Co.	5,313,284
109,500	Universal Compression Holdings, Inc. (NON)	3,744,900
209,200	Vintage Petroleum, Inc.	5,778,104
146,800	Warren Resources, Inc. (NON)	1,297,712
		34,818,552
Pharmaceuticals (1.7%)
371,500	Alpharma, Inc. Class A	4,781,205
91,900	Andrx Group (NON)	1,836,162
83,800	First Horizon Pharmaceutical Corp. (NON) (S)	1,575,440
159,500	Owens & Minor, Inc.	4,944,500
33,700	Par Pharmaceutical Cos., Inc. (NON)	1,078,400
		14,215,707
Photography/Imaging (1.0%)
509,100	Ikon Office Solutions, Inc.	4,933,179
79,100	Imation Corp.	2,986,816
		7,919,995
Publishing (0.4%)
263,500	Playboy Enterprises, Inc. Class B (NON) (S)	3,338,545
Railroads (0.2%)
137,000	Rail America, Inc. (Private) (F)(NON)	1,598,790
Real Estate (2.3%)
113,600	Anworth Mortgage Asset Corp. (R)	1,086,016
165,700	Entertainment Properties Trust (R)	7,373,650
116,000	Friedman, Billings, Ramsey Group, Inc. Class A (R)	1,513,800
216,800	Getty Realty Corp. (R)	5,992,352
53,000	Mills Corp. (R)	3,046,440
		19,012,258
Restaurants (1.0%)
35,100	CBRL Group, Inc.	1,429,272
217,900	Landry's Restaurants, Inc.	6,530,463
		7,959,735
Retail (6.7%)
147,900	Coldwater Creek, Inc. (NON) (S)	3,323,313
44,000	Cost Plus, Inc. (NON)	1,023,440
195,400	CSK Auto Corp. (NON)	3,308,122
103,300	Finlay Enterprises, Inc. (NON)	1,340,834
320,400	Handleman Co.	5,815,260
428,000	Haverty Furniture Cos., Inc.	6,047,640
67,300	Movie Gallery, Inc.	2,150,908
142,100	Nash Finch Co. (S)	5,055,918
200,700	Nautilus Group, Inc. (S)	5,372,739
55,300	New York & Company, Inc. (NON)	1,006,460
143,229	Nu Skin Enterprises, Inc. Class A	3,235,543
265,400	Ruddick Corp.	6,377,561
77,600	School Specialty, Inc. (NON)	3,043,472
40,300	ShopKo Stores, Inc. (NON)	955,513
126,400	Sonic Automotive, Inc.	2,694,848
88,400	Sports Authority, Inc. (The) (NON) (S)	2,828,800
55,800	Stage Stores, Inc. (NON)	2,178,990
		55,759,361
Semiconductor (1.6%)
67,200	Applied Films Corp. (NON)	1,807,680
329,200	Cohu, Inc.	6,327,224
404,600	Helix Technology Corp.	5,102,006
		13,236,910
Shipping (1.1%)
249,900	EGL, Inc. (NON)	4,755,597
50,300	General Maritime Corp.	2,100,528
61,500	Tsakos Energy Navigation, Ltd. (Norway)	2,458,770
		9,314,895
Software (0.3%)
42,000	Hyperion Solutions Corp. (NON)	1,853,460
107,300	Verity, Inc. (NON)	915,269
		2,768,729
Staffing (0.1%)
98,835	Kforce, Inc. (NON)	794,633
Technology Services (1.8%)
145,300	Acxiom Corp.	2,680,785
246,800	Digitas, Inc. (NON) (S)	2,732,076
176,100	MTS Systems Corp.	5,619,351
285,400	Neoware Systems, Inc. (NON) (S)	2,888,248
108,400	Overland Storage, Inc. (NON)	1,050,396
		14,970,856
Telecommunications (0.6%)
345,400	Earthlink, Inc. (NON)	3,664,694
32,200	Equinix, Inc. (NON)	1,226,820
340,000	Primus Telecommunications GP (NON) (S)	306,000
		5,197,514
Textiles (0.7%)
241,800	Wolverine World Wide, Inc.	5,556,564
Tire & Rubber (0.8%)
342,500	Cooper Tire & Rubber (S)	6,521,200
Toys (0.5%)
462,100	Action Performance Cos., Inc.	4,302,151
Transportation Services (0.4%)
99,600	Landstar Systems, Inc. (NON)	3,360,504
Waste Management (0.6%)
141,100	URS Corp. (NON)	4,773,413
	Total Common stocks (cost $576,622,659)	$829,246,751
Short-term investments (11.1%) (a)
Principal amount		Value
$10,172,245	Putnam Prime Money Market (e)	$10,172,245
82,218,376	Short-term investments held as collateral for loaned securities with yields ranging from 3.01% to 3.21% and due dates ranging from June 1, 2005 to June 27, 2005. (d)	82,132,841
	Total Short-term investments (cost $92,305,086)	$92,305,086
	Total Investments (cost $668,927,745) (b)	$921,551,837

NOTES
(a)	Percentages indicated are based on net assets of $830,832,601.

(b)

The aggregate identified cost on a tax basis is $589,115,499, resulting in gross unrealized appreciation and depreciation of $286,076,735 and $35,773,238, respectively, or net unrealized appreciation of $250,303,497.

(NON)	Non-income-producing security.

(S)	Securities on loan, in part or in entirety, at May 31, 2005.

(R)	Real Estate Investment Trust.

(d)

The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income.  The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned.  The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day.  The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral.  Income from securities lending is included in investment income on the statement of operations.  At May 31, 2005, the value of securities loaned amounted to $79,010,180.  The fund received cash collateral of $82,132,841 which is pooled with collateral of other Putnam funds into 21 issuers of high-grade, short-term investments.

(e)

Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC.  Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund.  Income distributions earned by the fund totaled $29,466 for the period ended May 31, 2005.  During the period ended May 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $34,063,285 and $26,828,172, respectively.

(F)	Security is valued at fair value following procedures approved by the Trustees.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange.  Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets.  The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets.  The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned,

thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):

/s/ Michael T. Healy

 --------------------------

 Michael T. Healy

Principal Accounting Officer

Date: July 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of  1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter

 ---------------------------

Charles E. Porter

Principal Executive Officer

Date: July 28, 2005

By (Signature and Title):

/s/ Steven D. Krichmar

---------------------------

Steven D. Krichmar

Principal Financial Officer

Date: July 28, 2005